Tax Receivable - Summary of Taxes Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax Receivable [Abstract]
Sales taxes receivable	$ 5.1	$ 27.7
Income taxes receivable	201.8	56.6
Total tax receivable	$ 206.9	$ 84.3